Significant Accounting Policies - Disclosure of Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	$ 53,416	$ 1,056,918	$ 2,852,679
Total current assets	18,372,255	363,526,290	357,815,923	$ 267,200,497
Investments in joint ventures and associates	844,373	16,707,364	20,737,509	$ 24,165,599
Total non-current assets	$ 89,376,997	$ 1,768,475,824	1,972,070,101
As previously reported [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets			435,556
Total current assets			355,398,800
Investments in joint ventures and associates			23,154,632
Total non-current assets			1,974,487,224
Reclassification [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets			2,417,123
Total current assets			2,417,123
Investments in joint ventures and associates			(2,417,123)
Total non-current assets			$ (2,417,123)